General information	12 Months Ended
Dec. 31, 2017
General information [Abstract]
General information
1	General information

Principal activity
Grupo TMM, S.A.B. (‘Grupo TMM’ or the ‘Company’) is a Mexican company whose principal activity is providing multimodal transport and logistics services to premium customers throughout Mexico. These activities are grouped together under the following service divisions:

•
Maritime: includes specialized offshore shipping services, clean oil, and chemical products shipping, tugboat services, bulk carrier and other activities related to the maritime transportation business.

•	Ports and terminals: includes shipping agency services, inland and seaport terminal services.

•	Logistics: includes the operations of logistics solutions services and container and railcar maintenance and repair services.

•	Warehousing: includes bonded warehouse operations and management.

Grupo TMM’s head office is located at Avenida de la Cúspide N° 4755, Colonia Parques del Pedregal, Delegación Tlalpan, C.P. 14010, Mexico City. In addition, a significant portion of its maritime division activities is conducted at Calle 55 N° 2 Col. Electricistas C.P. 24120 Cd. del Carmen, Campeche.

Corporate events
As at December 21, 2017, pursuant to the General Extraordinary Stockholders' Meeting of TMM Division Maritima, S.A. de C.V. (‘TMM DM’), a subsidiary of Grupo TMM, the stockholders approved a variable capital increase in the amount of $35, equivalent to 42,500,000 Class II Series B registered common shares with no par value shown. This increase was subscribed for and issued in cash by Intercam Banco, S.A., Instituticion de Banca Multiple, Intercam Grupo Financiero (‘Intercam’), on behalf of Management Trust number F/3192 (‘Trust F/3192’), formed by Value Automotriz, S. A. de C. V., in the capacity of Trustor and Intercam as Trustee. Trust F/3192 was created based on the resolutions of the trust certificates Holders’ Meeting held on November 28, 2017, wherein the Holders resolved to transfer 85% of the shares of TMM DM in benefit of the Holders of those trust certificates (see Notes 17 and 22).

On August 31, 2016, at the General Extraordinary Stockholders’ Meeting of Group TMM, the merger of Group TMM was approved as the acquired company with Transportacion Trasatlantica Mexicana, S.A. (‘TTM’) as the acquiring company. Pursuant to the merger, the total assets, shares, and rights, as well as liabilities, obligations, and responsibilities of any nature and, in general, the total equity of Grupo TMM would be transferred to the equity of TTM. In accordance with the General Corporate Law, this merger would go into effect once the three-month period has elapsed, counted as of the registration of the merger agreements in the Public Register.

The purpose of that merger through TTM was to issue the mandatorily convertible debentures into shares described in Note 18. On the other hand, this operation would require that the shares of TTM be registered in the National Securities Registry, so that once the merger went into effect, the shares of TTM would start to be listed on the stock market, substituting the shares of Grupo TMM.

Subsequently, at the General Extraordinary Stockholders’ Meeting of Grupo TMM held on April 3, 2017, the stockholders resolved to render the merger discussed above null and void, since it had not gone into effect in terms of the provisions of Article 223 of the General Corporate Law. That resolution was adopted considering that: i) there would be no effects on the accounting recognition of the merger; ii) the term for purposes of merger had not expired; and iii) the reporting obligations of Grupo TMM.

Finally, the mandatorily convertible debentures into shares were recognized by Grupo TMM through the incorporation of TMM as a subsidiary, in the terms described in the Note 5.

Structure of Grupo TMM
At December 31, 2017 and 2016, Grupo TMM holds the percentage of equity interest in various subsidiaries, the most significant are as follows:

	% of ownership
	2017	2016
Maritime
Transportación Marítima Mexicana, S.A. de C.V.	100%	100%
Inmobiliaria Dos Naciones, S. de R.L. de C.V.	100%	100%
TMM Parcel Tankers, S.A. de C.V.	100%	100%

Logistics
Almacenadora de Depósito Moderno, S.A. de C.V. (Warehouse)	100%	100%
Autotransportación y Distribución Logística, S.A. de C.V.	100%	100%

Ports and terminals
TMM Logistics, S.A. de C.V.	100%	100%
Prestadora de Servicios MTR, S.A. de C.V.	100%	100%
Servicios Administrativos API Acapulco, S.A. de C.V.	51%	51%
Administración Portuaria Integral de Acapulco S.A. de C.V.	51%	51%

Payroll outsourcing
Mexschiff Operación de Personal, S.A.P.I. de C.V.	100%	100%
Omexmar Operadora Mexicana Marítima, S.A.P.I. de C.V.	100%	100%
Perhafen Services Marítimos, S.A.P.I. de C.V.	100%	100%
TMM Dirección Corporativa, S.A.P.I. de C.V.	100%	100%
Perjomar Operadora, S.A.P.I. de C.V.	44%	44%

Property leasing
Inmobiliaria TMM, S.A. de C.V.	100%	100%

TMM DM, until the date of loss of control mentioned in Note 5 below, represented one of the main subsidiaries of Grupo TMM.

The Company’s subsidiaries are incorporated in Mexico, where most of their activities take place.

Non-controlling interest in subsidiaries
Grupo TMM holds equity interest in the subsidiaries Administración Portuaria Integral de Acapulco, S.A. de C.V., Servicios Administrativos API Acapulco, S.A. de C.V., and Perjomar Operadora, S.A.P.I. de C.V., for which there is non-controlling interest, associated effect on the Company’s consolidated financial statements is considered immaterial. These companies are established and conduct their activities in Mexico.